Operating (loss)/profit	12 Months Ended
Mar. 31, 2025
Disclosure Of Operating Loss Profit [Abstract]
Operating (loss)/profit

3. Operating (loss)/profit
Detailed below are the key amounts recognised in arriving at our operating (loss)/profit

	2025 €m	2024 € m	2023 € m

Amortisation of intangible assets (Note 10)	3,695	3,515	3,380

Depreciation of property, plant and equipment (Note 11):

Owned assets	3,874	3,882	4,142

Leased assets	3,235	3,017	2,733

Impairment charge/(reversal) (Note 4)	4,515	(64)	64

Staff costs (Note 24)	5,236	5,498	5,192

Amounts related to inventory included in cost of sales	4,514	4,659	5,035

Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(1,254)	(1,188)	(1,099)

Gain on the revaluation of net monetary assets resulting from IAS 29 application (Note 1)	(112)	(360)	(198)

Gain on disposal of Indus Towers Limited 1	714	–	–

Pledge arrangements in respect of Indus Towers Limited (Note 29) 1	(214)	–	–

Loss on disposal of Vodafone Hungary 1	–	–	69

Gain on disposal of Vodafone Ghana 1	–	–	(689)

Gain on disposal of Vantage Towers 1	–	–	(8,729)
Note:

1.	Included in Other income in the consolidated income statement.
Auditor remuneration
The total remuneration of the Group’s auditor, Ernst & Young LLP and other member firms of Ernst & Young Global Limited, for services provided to the Group during the year ended 31 March 2025 is analysed below.

	2025 €m	2024 € m	2023 € m

Parent company	8	7	6

Subsidiaries	19	19	22

Audit fees 1	27	26	28

Audit-related 2	3	10	3

Non-audit fees	3	10	3

Total fees	30	36	31
Notes:

1.
Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to
€
2 million (2024:
€
1 million, 2023:
€
1 million).

2.
Fees for special purpose audits and statutory and regulatory filings during the year. Fees for the year ended 31 March 2024 are higher than fees for the other years presented, primarily due to Reporting Accountant and audit services performed during the year which were required in connection with the merger of Vodafone UK and Three UK and the disposal of Vodafone Spain.